SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	Sep. 30, 2025	Mar. 21, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
August 11, 2025 issuance	$ 8,650,000	$ 8,650,000
Discount	(640,000)	(640,000)
Issuance costs	(480,000)	$ (480,000)
Amortization of discount and issuance costs	597,333
Conversion of note	(4,125,000)
TOTAL BALANCE	4,002,333
March 21, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
August 11, 2025 issuance	4,330,000
August 11, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
August 11, 2025 issuance	$ 4,320,000